Government Grants	9 Months Ended
Sep. 30, 2023
Government Grants [Abstract]
GOVERNMENT GRANTS

NOTE 17. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the nine months ended September 30, 2023 and 2022 and recognized as research grant revenue were as follows:

	Nine months ended
	September 30,
Research and Development Projects	2023	2022
Rapid detection of antibody-based pathogens	$-	$42,055
Multi-marker test for the early detection of pancreatic cancer	27,696	108,999
	$27,696	$151,054

As of September 30, 2023 and December 31, 2022, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $6,604 and $81,706, respectively. Grant income is included as Other Income in the condensed interim consolidated statements of profit and loss.